Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds IV
Entity Central Index Key	0001738074
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000202326
Shareholder Report [Line Items]
Fund Name	BlackRock Credit Relative Value Fund
Class Name	Institutional Shares
Trading Symbol	BGCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Credit Relative Value Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$72	1.41%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.41%	[1]
AssetsNet	$ 801,822,826
Holdings Count | Holding	837
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$801,822,826
Number of Portfolio Holdings...
837
Portfolio Turnover Rate...
55%

C000202324
Shareholder Report [Line Items]
Fund Name	BlackRock Credit Relative Value Fund
Class Name	Investor A Shares
Trading Symbol	BGCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Credit Relative Value Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$82	1.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.61%	[2]
AssetsNet	$ 801,822,826
Holdings Count | Holding	837
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$801,822,826
Number of Portfolio Holdings...
837
Portfolio Turnover Rate...
55%

C000202325
Shareholder Report [Line Items]
Fund Name	BlackRock Credit Relative Value Fund
Class Name	Investor C Shares
Trading Symbol	BGCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Credit Relative Value Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$120	2.36%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.36%	[3]
AssetsNet	$ 801,822,826
Holdings Count | Holding	837
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$801,822,826
Number of Portfolio Holdings...
837
Portfolio Turnover Rate...
55%

C000202327
Shareholder Report [Line Items]
Fund Name	BlackRock Credit Relative Value Fund
Class Name	Class K Shares
Trading Symbol	BDMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Credit Relative Value Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$67	1.32%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.32%	[4]
AssetsNet	$ 801,822,826
Holdings Count | Holding	837
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$801,822,826
Number of Portfolio Holdings...
837
Portfolio Turnover Rate...
55%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.